SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2016
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

SHARE-BASED

18.SHARE-BASED COMPENSATION

The Group’s Board of Directors has approved and the Company has granted various tranches of options to its management and consultants since its inception. Option grants for the years ended March 31, 2014, 2015 and 2016 are as the following:

On September 12, 2013, the Company granted 200,000 options with exercise price of $6.00 to its director, which has a vesting period of 3.55 years and can be exercised only when the Company’s common stocks become publicly traded or upon a Company Sale.

On February 27, 2014, the Company granted additional 356,300 options with exercise price of $5.13 per share and 72,700 options with exercise price of $6.00 to its certain directors and employees, which have vesting periods of 1.35 and 1.91 years respectively and can be exercised only when the Company’s common stocks become publicly traded or upon a Company Sale.

On August 1, 2014, the Company granted 300,000 options with exercise price of $ 16.18 per share to one of the former shareholder of Shanghai Huajian Management, which is vested and exercisable on the grant date.

On October 28, 2014, the Company granted additional 8,600 options with exercise price of $6.00 per share and 17,200 options with exercise price of $5.13 to certain of its directors and employees, which have a vesting period of 2 years.

On February 27, 2015, the Company granted additional 4,000 options with exercise price of $5.13 to one of its former employees, which has a vesting period of 2 years.

The following table summarizes information regarding options granted:

	For the years ended March 31,
	2014			2015			2016
		Weighted	Weighted		Weighted	Weighted		Weighted	Weighted
		average	average		average	average		average	average
		exercise	fair value		exercise	fair value		exercise	fair value
	Number of	price per	per option	Number of	price per	per option	Number of	price per	per option
	options	option	at grant date	options	option	at grant date	options	option	at grant date
Outstanding on April 1 of year	1,284,698	$4.13	$6.08	1,888,698	$4.56	$9.24	1,900,479	$6.63	$12.36
Granted	629,000	5.51	15.61	329,800	15.20	24.69	—	—	—
Exercised	—	—	—	(277,319)	2.97	5.81	(995,255)	7.97	14.29
Forfeited	(25,000)	6.00	7.13	(40,700)	5.23	12.04	(16,050)	5.38	22.25

Outstanding on March 31 of year	1,888,698	$4.56	$9.24	1,900,479	$6.63	$12.36	889,174	$5.15	$10.02

There were 696,991 vested options, and 192,183 options expected to vest as of March 31, 2016.  For options expected to vest, the weighted-average exercise price is $5.52 and aggregate intrinsic value is $1,555 as of March 31, 2016.

The following table summarizes information with respect to share options outstanding as of March 31, 2016:

	Option outstanding				Option exercisable
		Weighted	Weighted	Aggregate		Weighted	Aggregate
		average	average	intrinsic		average	intrinsic
		remaining	Exercise	values as of		Exercise	values as of
	Number	contractual	price per	March 31,	Number	price per	March 31,
Range of exercise price	outstanding	life in years	option	2016	exercisable	option	2016

$0.01	30,000	0.30	$0.01	$1,311	30,000	$0.01	$1,311
$1.00-$2.00	7,000	1.25	$1.25	292	7,000	$5.71	292
$5.13	630,000	6.62	$5.13	24,312	524,103	$5.13	20,226
$6.00	222,174	7.53	$6.00	8,380	135,888	$6.00	5,126

	889,174			$34,295	696,991		$26,955

The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest
	rate of return	Contractual term	Volatility	Dividend yield	Exercise price

December 31, 2010	4.67%	10 years	40.90%	—	5.13
June 8, 2011	1.11%	2.39 years	42.00%	—	0.01
February 17, 2012	2.99%	10 years	41.00%	—	5.13
March 18, 2013	2.15%	10 years	40.00%	—	5.13~6.00
September 12, 2013	3.22%	10 years	38.20%	—	6.00
February 27, 2014	3.24%	10 years	38.09%	—	5.13~6.00
August 1, 2014	3.09%	10 years	40.00%	—	16.18
October 28, 2014	3.09%	10 years	45.38%	—	5.13~6.00
February 27, 2015	3.33%	10 years	58.87%	—	5.13

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(2)	Contractual term

The Company used the original contractual term.

(3)	Volatility

The volatility of the underlying common shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Group’s Board of Directors.

(6)	Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation, which used management’s best estimate for projected cash flows as of each valuation date.

After the closing of the IPO, the fair value of common shares is determined as the closing sales price of the shares as quoted on the principal exchange or system.

The Group recorded share-based compensation of $930, $9,153 and $1,949 during the years ended March 31, 2014, 2015 and 2016, respectively, based on the fair value on the grant dates over the requisite service period of award according to the vesting schedule for employee share option.

As of March 31, 2016, total unrecognized compensation expense relating to unvested share options was $3,429, which will be recognized over 2 years.  The weighted-average remaining contractual term of options outstanding is 6.60 years.